Related Parties (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2020	May 31, 2020	Aug. 31, 2019
Value	$ 10,332,000	$ 10,332,000
Directors [Member]
Shares of common stock issued			4,987
Value			$ 262,500
Whitney White [Member]
Shares of common stock issued			329
Value			$ 37,500
Issue Price per Share			$ 114.00
Date Issued			September 2018
Ken Weaver [Member]
Shares of common stock issued			1,995
Value			$ 37,500
Issue Price per Share			$ 18.80
Date Issued			August 2019
Ken Weaver One [Member]
Shares of common stock issued			1,202
Value			$ 37,500
Issue Price per Share			$ 31.20
Date Issued			May 2019
Ken Weaver Two [Member]
Shares of common stock issued			308
Value			$ 37,500
Issue Price per Share			$ 122.00
Date Issued			November 2018
Sean Higgins [Member]
Shares of common stock issued			329
Value			$ 37,500
Issue Price per Share			$ 114.00
Date Issued			September 2018
Sean Higgins One [Member]
Shares of common stock issued			412
Value			$ 37,500
Issue Price per Share			$ 91.20
Date Issued			April 2019
Whitney White One [Member]
Shares of common stock issued			412
Value			$ 37,500
Issue Price per Share			$ 91.20
Date Issued			April 2019